Revenues and Other Income - Additional information (Details) € / shares in Units, $ in Millions																			1 Months Ended	12 Months Ended
	Dec. 29, 2023 EUR (€) $ / €	Dec. 29, 2023 USD ($) $ / €	Dec. 12, 2023 EUR (€)	Dec. 12, 2023 USD ($)	Oct. 11, 2023 EUR (€) € / shares	Sep. 26, 2023 ¥ / shares	Sep. 26, 2023 € / shares	Sep. 20, 2023 EUR (€) ¥ / shares	Sep. 20, 2023 EUR (€) € / shares	Jul. 19, 2023 EUR (€) $ / €	Jul. 19, 2023 USD ($) $ / €	May 22, 2023 EUR (€) $ / €	May 22, 2023 USD ($) $ / €	Nov. 04, 2022 EUR (€)	Nov. 04, 2022 USD ($)	Sep. 28, 2022 EUR (€)	Sep. 28, 2022 USD ($)	Sep. 22, 2022 USD ($) Milestone item	Nov. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2021 EUR (€) $ / €	Oct. 11, 2023 USD ($)	Sep. 20, 2023 USD ($)
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Revenue																				€ 17,477,000	€ 12,179,000	€ 4,194,000
Revenues																				€ 17,477,000	€ 12,179,000	€ 4,194,000
Amount invoiced to counterparty	€ 2,600,000									€ 1,700,000
Amount invoiced to counterparty for milestone payment			€ 2,900,000									€ 1,900,000
Amount invoiced to counterparty for additional payment			100,000									100,000
Amount received attributable to withholding taxes			2,800,000									1,800,000		€ 1,300,000
Average exchange rate for the period | $ / €																				1.0813	1.0530	1.1827
Research tax credits																				€ 5,300,000
Exchange rate | $ / €	1.080	1.080								1.082	1.082									1.1050	1.0666	1.1326
Revenue From Research Partnerships
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Revenue																						€ 4,200,000
Revenues																						4,200,000
AbbVie
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Milestone payments received																						€ 4,000,000.0
Licensing and collaboration agreement with CTTQ
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Revenue																				€ 4,610,000	€ 12,100,000
Revenues																				4,610,000	12,100,000
Upfront payment receivable | $																		$ 12.0
Number of development and regulatory milestones | Milestone																		6
Maximum additional amount receivable upon the achievement of certain development and regulatory milestones | $															$ 40.0			$ 40.0
Number of successive targets | item																		6
Maximum additional amount receivable upon the achievement of certain commercial milestones | $															250.0			$ 250.0
Maximum potential Regulatory and Commercial Milestone payments receivable | $																		290.0
Amount invoiced to counterparty			2,900,000	$ 3.2								1,900,000	$ 2.1			€ 12,800,000	$ 12.6
Amount invoiced to counterparty for milestone payment			2,800,000	3.0								1,800,000	2.0			600,000	12.0
Amount invoiced to counterparty for additional payment			€ 100,000	$ 0.2								€ 100,000	0.1			€ 12,100,000	$ 0.6
Amount received on licensing arrangements		$ 2.8									$ 1.9			€ 11,500,000	11.4
Amount received attributable to withholding taxes	€ 300,000	$ 0.3								€ 200,000	$ 0.2		$ 0.2		$ 1.3					500,000
Milestone payments received																				€ 4,300,000
Exchange rate | $ / €	1.080	1.080								1.009	1.009	1.082	1.082
Number of performance obligations in contract																				3
Licensing and collaboration agreement with CTTQ | Upfront payment
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Revenue																					12,000,000.0
Revenues																					12,000,000.0
Upfront payment receivable | $																		$ 12.0
Licensing and collaboration agreement with CTTQ | Royalties on commercial sales
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Revenue																					0
Revenues																					€ 0
Licensing agreement with Hepalys
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Revenue																			€ 12,700,000	€ 12,750,000
Revenues																			€ 12,700,000	€ 12,750,000
Upfront payment receivable | $																								$ 10.0
Number of development and regulatory milestones								4	4
Maximum additional amount receivable upon the achievement of certain development and regulatory milestones | $																								37.5
Number of successive targets								5	5
Maximum additional amount receivable upon the achievement of certain commercial milestones | $																								193.6
Maximum potential Regulatory and Commercial Milestone payments receivable | $																								231.0
Number of performance obligations in contract																				1
Licensing agreement with Hepalys | Hepalys Pharma, Inc
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Upfront payment receivable								€ 9,300,000	€ 9,300,000															$ 10.0
Catalys Option Agreement | Hepalys Pharma, Inc
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Option to acquire shares in company, percentage						30.00%	30.00%	30.00%	30.00%															30.00%
Purchase of interests in investments accounted for using equity method, price per share | (per share)					€ 1.90	¥ 300	€ 1.90	€ 300	€ 1.90
Fair value of option to acquire shares in associate					€ 3,400,000			€ 3,400,000	€ 3,400,000														$ 3.6	$ 3.6